Reportable Segments (Details 1) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Net sales:
Net sales	$ 5,692.7	$ 5,610.6	$ 5,897.7
Assets:
Assets	16,882.6	9,060.2	9,024.1
Segment Reporting Information [Line Items]
Total long-lived assets (excluding goodwill and other intangible assets)	1,870.2	1,398.6	1,286.6
United States [Member]
Net sales:
Net sales	5,188.5	5,092.0	5,355.9
Assets:
Assets	16,407.0	8,638.6	8,577.7
Long-lived assets (excluding goodwill and other intangible assets):
Long-lived assets	1,815.0	1,343.2	1,227.0
Canada [Member]
Net sales:
Net sales	413.8	437.2	459.5
Assets:
Assets	362.1	257.7	396.3
Long-lived assets (excluding goodwill and other intangible assets):
Long-lived assets	14.3	16.5	20.6
All other international [Member]
Net sales:
Net sales	90.4	81.4	82.3
Assets:
Assets	113.5	163.9	50.1
Long-lived assets (excluding goodwill and other intangible assets):
Long-lived assets	40.9	38.9	39.0
Total international [Member]
Net sales:
Net sales	504.2	518.6	541.8
Assets:
Assets	475.6	421.6	446.4
Long-lived assets (excluding goodwill and other intangible assets):
Long-lived assets	$ 55.2	$ 55.4	$ 59.6